UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	February 13, 2001

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       54

Form 13F Information Table value total:       $95936



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Abbot Laboratories         COM              002824100        288    6109SH       SOLE                 0       0   6109
Agilent Technologies, Inc. COM              00846U101        427   13900SH       SOLE                 0       0  13900
American Home Products     COM              026609107        777   13220SH       SOLE                 0       0  13220
American Int'l Group       COM              026874107       5709   70922SH       SOLE                 0       0  70922
Analog Devices, Inc.       COM              032654105       5064  139733SH       SOLE                 0       0 139733
Anheuser-Busch Companies, ICOM              035229103        638   13900SH       SOLE                 0       0  13900
AOL Time Warner, Inc.      COM              00184A105       2458   61229SH       SOLE                 0       0  61229
BellSouth Corporation      COM              079860102        424   10362SH       SOLE                 0       0  10362
BP Amoco                   SPONSORED ADR    055622104        458    9234SH       SOLE                 0       0   9234
Bristol-Myers Squibb CompanCOM              110122108        571    9621SH       SOLE                 0       0   9621
Capital One Financial CorpoCOM              14040H105        370    6669SH       SOLE                 0       0   6669
Charles Schwab & Co., Inc. COM              808513105       4887  316896SH       SOLE                 0       0 316896
Cisco Systems, Inc.        COM              17275R102       2175  137527SH       SOLE                 0       0 137527
Clear Channel CommunicationCOM              184502102       2058   37800SH       SOLE                 0       0  37800
Coca-Cola Company          COM              191216100        799   17695SH       SOLE                 0       0  17695
Dell Computer Corporation  COM              247025109        806   31370SH       SOLE                 0       0  31370
EMC Corp.                  COM              268648102        964   32798SH       SOLE                 0       0  32798
Enron Corp.                COM              293561106       1766   30397SH       SOLE                 0       0  30397
Exxon Mobil Corporation    COM              30231G102       1980   24450SH       SOLE                 0       0  24450
Federal Nat'l Mortgage     COM              313586109       1397   17545SH       SOLE                 0       0  17545
First Data Corp.           COM              319963104       5024   84144SH       SOLE                 0       0  84144
General Electric Co.       COM              369604103       7974  190481SH       SOLE                 0       0 190481
Global Crossing Ltd.       COM              G3921A100       1732  128376SH       SOLE                 0       0 128376
Hewlett-Packard Co.        COM              428236103       2989   95580SH       SOLE                 0       0  95580
Home Depot, Inc.           COM              437076102       4070   94429SH       SOLE                 0       0  94429
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
INSpire Insurance SolutionsCOM              457732105         36   40000SH       SOLE                 0       0  40000
Int'l Business Machines CorCOM              459200101        244    2540SH       SOLE                 0       0   2540
Intel Corp.                COM              458140100       4165  158274SH       SOLE                 0       0 158274
JDS Uniphase Corp.         COM              46612J101        501   27164SH       SOLE                 0       0  27164
Johnson & Johnson          COM              478160104        320    3658SH       SOLE                 0       0   3658
Medtronic, Inc.            COM              585055106       3964   86666SH       SOLE                 0       0  86666
Merck & Co., Inc.          COM              589331107       1843   24282SH       SOLE                 0       0  24282
Microsoft Corporation      COM              594918104        635   11608SH       SOLE                 0       0  11608
Motorola, Inc.             COM              620076109        640   44913SH       SOLE                 0       0  44913
Nokia Corp. ADR            SPONSORED ADR    654902204       1599   66640SH       SOLE                 0       0  66640
Nortel Networks Corp.      COM              656568102       1335   94991SH       SOLE                 0       0  94991
Omnicom Group, Inc.        COM              681919106        225    2710SH       SOLE                 0       0   2710
Oracle Corporation         COM              68389X105        883   58940SH       SOLE                 0       0  58940
Pfizer, Inc.               COM              717081103       3685   89992SH       SOLE                 0       0  89992
Pitney Bowes, Inc.         COM              724479100        208    5995SH       SOLE                 0       0   5995
Procter & Gamble Company   COM              742718109        727   11610SH       SOLE                 0       0  11610
Qualcomm, Inc.             COM              747525103        925   16335SH       SOLE                 0       0  16335
Quest Communications Int'l,COM              749121109        202    5755SH       SOLE                 0       0   5755
Safeway, Inc.              COM              786514208       3586   65014SH       SOLE                 0       0  65014
SBC Communications         COM              78387G103       1435   32145SH       SOLE                 0       0  32145
Scientific Atlanta, Inc.   COM              808655104       1647   39601SH       SOLE                 0       0  39601
Sun Microsystems, Inc.     COM              866810104        838   54492SH       SOLE                 0       0  54492
SunTrust Banks, Inc.       COM              867914103        201    3108SH       SOLE                 0       0   3108
Tyco International Ltd.    COM              902124106       2945   68125SH       SOLE                 0       0  68125
Verizon Communications, IncCOM              92343V104        692   14044SH       SOLE                 0       0  14044
Wachovia Corp.             COM              929771103        470    7802SH       SOLE                 0       0   7802
Wells Fargo & Co., Inc.    COM              949746101       3601   72782SH       SOLE                 0       0  72782
WorldCom, Inc.             COM              98157D106       2578  137962SH       SOLE                 0       0 137962